Mineral Interests - Acquired as part of Maverix Acquisition (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
La Colorada mine
Mineral interests
Percentage of gold produced to be received	100.00%
Ongoing payment per ounce of gold to be made	$ 650
Fair value ascribed to the mineral interest	$ 22,500,000
El Mochito mine
Mineral interests
Percentage of silver produced to be received	25.00%
Ongoing payment to be made as a percentage of spot silver price	25.00%
Fair value ascribed to the mineral interest	$ 24,300,000
Beta Hunt mine
Mineral interests
Gross Revenue Return, percentage	3.25%
NSR royalty on gold, percentage	1.50%
NSR royalty on Nickel, percentage	1.50%
Fair value ascribed to the mineral interest	$ 46,400,000
Camino Rojo mine
Mineral interests
NSR royalty to be received, percentage	2.00%
Fair value ascribed to the mineral interest	$ 27,400,000